Capital - Additional Information (Detail) € / shares in Units, $ / shares in Units, $ in Thousands, € in Millions										1 Months Ended	3 Months Ended	12 Months Ended
	May 03, 2024 USD ($) $ / shares shares	Nov. 14, 2023 USD ($)	Nov. 06, 2023 USD ($) $ / shares	Nov. 01, 2023 USD ($) shares	Jun. 27, 2023 USD ($)	Jun. 01, 2023	May 31, 2023 $ / shares	Nov. 23, 2022	Jun. 28, 2022 USD ($)	Jun. 30, 2023	Dec. 31, 2022 USD ($)	Dec. 31, 2024 USD ($) shares		Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€) € / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2024 € / shares shares	Sep. 30, 2024 shares	May 28, 2024 shares	May 12, 2024 shares	Mar. 05, 2024 shares	Dec. 31, 2022 € / shares shares	Dec. 31, 2021 € / shares shares
Capital structure [line items]
Conversion ratio	1 share to 1.06	one-for-one basis
Voting right description												At December 31, 2024, we had 100,093,873 shares outstanding of which 10,000,000 were Class A Preferred shares with a single voting rights, 18 000 000 were Class B Preferred shares with no voting rights, and 6,566,666 were ordinary shares with a double voting right. As a result, as of December 31, 2024 total voting rights amounted to 88,660,539		At December 31, 2023, we had 71,751,201 ordinary shares outstanding of which 5,935,517 had a double voting right, and no preferred shares. As a result, as of December 31, 2023 total voting rights amounted to 77,686,718.	At December 31, 2023, we had 71,751,201 ordinary shares outstanding of which 5,935,517 had a double voting right, and no preferred shares. As a result, as of December 31, 2023 total voting rights amounted to 77,686,718.	At December 31, 2022, we had 45,675,968 ordinary shares outstanding of which 6,067,096 had a double voting right and no preferred shares. As a result, as of December 31, 2022 total voting rights amounted to 51,743,064.
Non voting rights period												74 years
Number of shares ordinary outstanding															71,751,201		100,093,873					45,675,968	45,484,310
Number of shares with double voting rights															5,935,517		6,566,666					6,067,096
Number of voting rights															77,686,718		88,660,539					51,743,064
Ownership interest in associate								2.40%
Par value per share | € / shares															€ 0.05		€ 0.05					€ 0.05	€ 0.05
Ownership interest in subsidiary						100.00%				100.00%
Share premium [member]
Capital structure [line items]
Share issue related cost | $												$ 207	[1]	$ 2,049		$ 570
Class A Preferred Shares With Single Voting Rights [Member]
Capital structure [line items]
Number of shares ordinary outstanding																	10,000,000
Class B Preferred Shares With No Voting Rights [Member]
Capital structure [line items]
Number of shares ordinary outstanding																	18,000,000
AstraZeneca [member]
Capital structure [line items]
Equity investment | $		$ 140,000
Voting rights				21.00%
Ownership interest in associate				22.00%
Investment income | $												$ 140,000
Proceeds from sale of ordinary shares | $				$ 80,000
Calyxt Inc [Member]
Capital structure [line items]
Non-controlling shareholders interest							52.00%
Ownership interest in subsidiary						2.90%
Share issue related cost | $																$ 212
Common Stock [Member]
Capital structure [line items]
Number of shares ordinary outstanding															71,751,201							45,675,968
Common Stock [Member] | AstraZeneca [member]
Capital structure [line items]
Number of shares issued				16,000,000
Common Stock [Member] | Calyxt Inc [Member]
Capital structure [line items]
Par value per share | $ / shares							$ 0.0001
Preferrence Shares [Member]
Capital structure [line items]
Number of shares ordinary outstanding															0							0
Capital evolution 2022 [Member] | Share premium [member]
Capital structure [line items]
Increase (decrease) through transfer between retained earnings into share premium | $									$ 359,100
Capital evolution 2022 [Member] | Common Stock [Member]
Capital structure [line items]
Number of shares converted																191,658
Capital evolution 2023 [Member]
Capital structure [line items]
Number of shares issued															16,000,000
Voting rights			21.00%
Ownership interest in associate			22.00%
Issuance price per share | $ / shares			$ 5
Investment income | $														80,000
Proceeds from sale of ordinary shares | $			$ 44,900											35,700
Capital evolution 2023 [Member] | Share premium [member]
Capital structure [line items]
Share issue related cost | $											$ 600			1,400
Proceeds from sale of ordinary shares | $			44,000
Increase (decrease) through transfer between retained earnings into share premium | $					$ 134,000
Capital evolution 2023 [Member] | Follow-on Offering [member]
Capital structure [line items]
Number of shares issued															9,907,800
Exercise stock option | $														$ 24,800
Capital evolution 2023 [Member] | Share capital [member]
Capital structure [line items]
Proceeds from sale of ordinary shares | $			$ 900
Capital evolution 2023 [Member] | AstraZeneca [member] | Share premium [member]
Capital structure [line items]
Share issue related cost | €															€ 0.6
Capital Evolution 2024 [Member]
Capital structure [line items]
Number of shares issued																		238	135,980	2,120	204,334
Number of free shares vested												342,672
Capital Evolution 2024 [Member] | Share premium [member]
Capital structure [line items]
Share issue related cost | $												$ 200
Capital Evolution 2024 [Member] | Subsequent Investment Agreement (SIA) [Member]
Capital structure [line items]
Number of shares issued	28,000,000
Equity investment | $	$ 140,000
Conversion ratio	one-for-one basis
Issuance price per share | $ / shares	$ 5
Capital Evolution 2024 [Member] | Subsequent Investment Agreement (SIA) [Member] | Class A" Convertible Preferred Shares [Member]
Capital structure [line items]
Number of shares issued	10,000,000
Capital Evolution 2024 [Member] | Subsequent Investment Agreement (SIA) [Member] | Class B" Convertible Preferred Shares [Member]
Capital structure [line items]
Number of shares issued	18,000,000
Issuance price per share | $ / shares	$ 5
Free Shares [member] | Capital evolution 2022 [Member]
Capital structure [line items]
Number of free shares vested																191,658

[1]	The transaction costs recognized as a reduction of share premium during the twelve-months period ended December 31, 2024 correspond to the $0.2 million issuance cost related to AstraZeneca additional investment.